Income Tax/ Deferred Tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 13,592	$ 9,962	$ 10,495	$ 8,583
Deferred tax assets	88	1,400
Tax expense (income)	$ 7,064	(1,719)	$ 5,230
Argentina [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%		35.00%
Tax expense (income)	$ 7,086	(2,077)	$ 4,015
Argentina [member] | IAS 12 [member]
IfrsStatementLineItems [Line Items]
Devaluation percentage	131.00%
Consumer price index increase	53.00%
Deferred tax liabilities	$ 6,435
Deferred tax assets		1,332
Tax expense (income)	$ 7,767
Paraguay [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	10.00%
Tax expense (income)	$ (22)	346	579
Brazil [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	34.00%
Tax expense (income)	$ (0)	12	(6)
Uruguay [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Tax expense (income)	$ (0)	$ (0)	$ 642